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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer High

Income  Trust

                                       NQ      | June 30, 2013

Ticker Symbol:  PHT

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 ASSET BACKED SECURITIES -  1.5% of Net Assets

 BANKS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

   148,922(a)

 CCC/Caa3

 Amortizing Residential Collateral Trust, Series 2002-BC1, Class M1, 1.468%, 1/25/32

 $ 93,190

   125,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   130,057

   412,000(b)

 CCC/C

 Citicorp Residential Mortgage Trust, Series 2006-2, Class M1, 5.918%, 9/25/36

   369,291

   250,000(c)

 B-/B3

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

   244,158

 Total Banks

 $ 836,696

 CONSUMER SERVICES - 0.7%

 Hotels, Resorts, Cruise Lines - 0.7%

   364,416

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

 $ 376,488

   2,129,328

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   2,122,834

   234,337

 NR/NR

 Westgate Resorts LLC, Series 2013-1A, Class B, 3.75%, 8/20/25 (144A)

   235,069

 Total Consumer Services

 $ 2,734,391

 MATERIALS - 0.1%

 Steel - 0.1%

   351,793(b)

 B+/B3

 Accredited Mortgage Loan Trust, Series 2003-3, Class A1, 5.21%, 1/25/34

 $ 332,012

 Total Materials

 $ 332,012

 TRANSPORTATION - 0.5%

 Airlines - 0.5%

   1,411,766(a)

 CCC/Caa1

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.673%, 5/15/24 (144A)

 $ 649,412

   118(a)

 B-/Ba3

 Aircraft Finance Trust, Series 1999-1A, Class A2, 0.693%, 5/15/24 (144A)

   106

   694,148(a)

 CCC+/Caa2

 Aviation Capital Group Trust, Series 2000-1A, Class A1, 0.673%, 11/15/25 (144A)

   354,016

   1,533,262(a)

 CCC+/Caa2

 Lease Investment Flight Trust, Series 1, Class A1, 0.583%, 7/15/31

   1,096,282

 Total Transportation

 $ 2,099,816

 TOTAL ASSET BACKED SECURITIES

 (Cost  $5,881,019)

 $ 6,002,915

 COLLATERALIZED MORTGAGE OBLIGATIONS -  0.8% of Net Assets

 BANKS - 0.8%

 Thrifts & Mortgage Finance - 0.8%

   1,504,000(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.393%, 2/25/37

 $ 1,307,922

   400,000

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

   400,208

   300,000(c)

 BB+/Ba2

 GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates, Series 2004-GG2, Class E, 5.83%, 8/10/38

   294,378

   349,896

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   339,836

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Thrifts & Mortgage Finance (continued)

   250,000(c)

 BB/NR

 Springleaf Mortgage Loan Trust, Series 2013-1A, Class B1, 5.58%, 6/25/58 (144A)

   $260,770

   498,000(c)

 BB-/Ba3

 Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AJ, 5.658%, 3/15/45

   467,121

 Total Banks

 $ 3,070,235

 DIVERSIFIED FINANCIALS - 0.0%+

 Investment Banking & Brokerage - 0.0%+

   301,438(c)

 BBB-/NR

 Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D, 6.94%, 2/15/35 (144A)

 $ 301,276

 Total Diversified Financials

 $ 301,276

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,397,749)

 $ 3,371,511

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  5.0% of Net Assets *

 COMMERCIAL & PROFESSIONAL SERVICES - 0.3%

 Research & Consulting Services - 0.3%

   1,000,000

 CCC+/Caa1

 Sourcehov LLC, Second Lien Term Loan, 8.75%, 4/30/19

 $ 1,015,833

 Total Commercial & Professional Services

 $ 1,015,833

 ENERGY - 0.2%

 Coal & Consumable Fuels - 0.2%

   750,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.19%, 8/7/13

 $ 735,750

 Total Energy

 $ 735,750

 FOOD, BEVERAGE & TOBACCO - 0.8%

 Agricultural Products - 0.2%

   1,046,525

 B/NR

 Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 7.0%, 11/30/20

 $ 1,042,260

 Packaged Foods & Meats - 0.6%

   2,180,000

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

 $ 2,220,875

 Total Food, Beverage & Tobacco

 $ 3,263,135

 HEALTH CARE EQUIPMENT & SERVICES - 0.5%

 Health Care Services - 0.2%

   750,141

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

 $ 750,141

 Health Care Technology - 0.3%

   1,263,869

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 $ 1,270,188

 Total Health Care Equipment & Services

 $ 2,020,329

 INSURANCE - 0.4%

 Property & Casualty Insurance - 0.4%

   1,385,452

 CCC/Caa2

 Confie Seguros Holding II  Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 1,385,452

 Total Insurance

 $ 1,385,452

 MATERIALS - 0.4%

 Diversified Metals & Mining - 0.0%+

   126,444

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

 $ 55,635

   100,918

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/12/13

   44,404

 $ 100,039

 Specialty Chemicals - 0.2%

   850,765

 NR/NR

 Macdermid, Inc., Second Lien Term Loan, 6.75%, 12/7/20

 $ 863,526

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Steel - 0.2%

   794,000

 B/B1

 Essar Steel Algoma, Inc., Term Loan, 8.75%, 9/19/14

 $ 807,234

 Total Materials

 $ 1,770,799

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%

 Pharmaceuticals - 0.7%

   2,715,296(d)

 NR/NR

 K-V Pharmaceutical Co., DIP Facility, 11.0%, 12/27/13

 $ 2,633,837

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 2,633,837

 RETAILING - 0.4%

 Computer & Electronics Retail - 0.4%

   1,470,004

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $ 1,477,354

 Total Retailing

 $ 1,477,354

 SOFTWARE & SERVICES - 1.1%

 Application Software - 1.1%

   1,700,000

 B+/B1

 Applied Systems, Inc., Second Lien Term Loan, 8.25%, 6/8/17

 $ 1,713,812

   2,500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   2,551,563

 Total Software & Services

 $ 4,265,375

 UTILITIES - 0.2%

 Electric Utilities - 0.2%

   1,316,443

 CCC/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.77%, 10/10/17

 $ 925,460

 Total Utilities

 $ 925,460

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $19,568,521)

 $ 19,493,324

 CORPORATE BONDS & NOTES -  108.6% of Net Assets

 AUTOMOBILES & COMPONENTS - 2.8%

 Auto Parts & Equipment - 1.0%

   2,000,000(d)

 B/Caa1

 Cooper-Standard Holding, Inc., 7.375%, 4/1/18 (144A)

 $ 1,985,000

   1,140,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

   1,140,000

   309,000

 BB-/B1

 Tomkins LLC/Tomkins, Inc., 9.0%, 10/1/18

   336,810

   427,000

 B+/B1

 Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 9/1/17 (144A)

   452,620

 $ 3,914,430

 Automobile Manufacturers - 1.8%

   6,000,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19

 $ 6,547,500

   500,000

 B/B1

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21

   551,875

 $ 7,099,375

 Total Automobiles & Components

 $ 11,013,805

 BANKS - 1.1%

 Regional Banks - 0.3%

   1,225,000(c)(e)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.494%, 5/29/49

 $ 1,218,262

 Thrifts & Mortgage Finance - 0.8%

   2,925,000

 B+/Ba3

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

 $ 2,917,688

 Total Banks

 $ 4,135,950

 CAPITAL GOODS - 10.0%

 Aerospace & Defense - 1.8%

   3,300,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 3,184,500

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Aerospace & Defense (continued)

   3,889,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

  $ 3,908,445

 $ 7,092,945

 Building Products - 0.4%

   2,375,000

 CC/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 $ 1,698,125

 Construction & Engineering - 0.4%

   1,500,000

 B/B2

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $ 1,395,000

 Construction & Farm Machinery & Heavy Trucks - 2.1%

   774,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

 $ 832,050

   2,000,000

 CCC/B3

 Navistar International Corp., 8.25%, 11/1/21

   1,965,000

   4,760,000

 CCC/Caa2

 Stanadyne Holdings, Inc., 10.0%,

 8/15/14

   4,403,000

   1,500,000(b)

 CCC-/Ca

 Stanadyne Holdings, Inc., 12.0%,

 2/15/15

   900,000

 $ 8,100,050

 Electrical Components & Equipment - 0.5%

   2,000,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%,

 5/15/17

 $ 2,070,000

 Industrial Conglomerates - 0.2%

   605,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 635,250

 Industrial Machinery - 3.5%

   1,040,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 1,092,000

   3,180,000(f)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

   23,850

   1,080,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   1,080,000

   5,170,000

 B/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

   5,299,250

   2,440,000

 B/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   1,903,200

   4,500,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   4,522,500

 $ 13,920,800

 Trading Companies & Distributors - 1.1%

   1,727,000

 CCC/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 1,727,000

   2,510,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19 (144A)

   2,761,000

 $ 4,488,000

 Total Capital Goods

 $ 39,400,170

 COMMERCIAL & PROFESSIONAL SERVICES - 1.1%

 Diversified Support Services - 0.9%

   3,400,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 3,400,000

 Environmental & Facilities Services - 0.2%

   892,000

 CCC+/B3

 Brickman Group Holdings, Inc., 9.125%, 11/1/18 (144A)

 $ 954,440

   2,180,000(f)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

   22

 $ 954,462

 Total Commercial & Professional Services

 $ 4,354,462

 CONSUMER DURABLES & APPAREL - 5.1%

 Home Furnishings - 0.2%

   850,000

 B/B2

 SIWF Merger Sub, Inc. / Springs Industries, Inc., 6.25%, 6/1/21 (144A)

 $ 833,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Homebuilding - 1.1%

   3,115,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $ 3,239,600

   750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 5/15/19

   785,625

   400,000

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   88,000

 $ 4,113,225

 Housewares & Specialties - 2.7%

   1,435,000

 B/B1

 Jarden Corp., 7.5%, 5/1/17

 $ 1,573,119

   3,000,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   3,097,500

   1,430,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   1,530,100

   2,905,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%,

 2/15/17

   3,003,044

   1,425,000(d)

 CCC+/Caa1

 YCC Holdings LLC / Yankee Finance, Inc., 10.25%, 2/15/16

   1,464,187

 $ 10,667,950

 Leisure Products - 1.1%

 EUR

   800,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 932,017

   4,000,000

 CCC+/B3

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   3,280,000

 $ 4,212,017

 Total Consumer Durables & Apparel

 $ 19,826,192

 CONSUMER SERVICES - 4.2%

 Business Services - 0.7%

   1,750,000

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 1,863,750

   1,000,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   745,000

 $ 2,608,750

 Casinos & Gaming - 1.0%

   1,650,000(f)(g)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $ 515,625

   2,255,000

 CCC-/Ca

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

   1,240,250

   1,475,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

   1,445,500

   1,375,000(f)(g)

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

   82,500

   740,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

   732,600

 $ 4,016,475

 Education Services - 0.1%

   555,000

 CCC-/Caa1

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $ 488,400

 Hotels, Resorts & Cruise Lines - 0.4%

   1,500,000

 CCC+/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

 $ 1,590,000

 Restaurants - 1.8%

   4,055,000(b)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 3,441,681

   1,400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   1,561,000

   2,000,000

 CCC+/Caa1

 Wok Acquisition Corp., 10.25%, 6/30/20 (144A)

   2,200,000

 $ 7,202,681

 Specialized Consumer Services - 0.2%

   740,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 725,200

 Total Consumer Services

 $ 16,631,506

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 DIVERSIFIED FINANCIALS - 2.2%

 Asset Management & Custody Banks - 0.3%

   975,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%,

 6/15/17

 $ 1,088,664

 Consumer Finance - 0.2%

   1,030,000

 B+/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 999,100

 Investment Banking & Brokerage - 0.5%

   2,325,000(a)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 6/1/43

 $ 1,848,375

 Multi-Sector Holdings - 0.6%

   2,200,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 2,255,000

 Other Diversified Financial Services - 0.4%

   3,000,000(b)(g)(h)

 BBB/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 1,697,587

 Specialized Finance - 0.2%

   695,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $ 736,700

 Total Diversified Financials

 $ 8,625,426

 ENERGY - 19.8%

 Coal & Consumable Fuels - 2.4%

   1,350,000

 B-/B3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 1,012,500

   3,890,000

 B/Caa1

 Foresight Energy LLC / Foresight Energy Corp., 9.625%, 8/15/17 (144A)

   4,084,500

   2,125,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

   945,625

   800,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   800,000

   1,115,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20 (144A)

   1,081,550

   1,550,000

 B-/B2

 Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20

   1,635,250

 $ 9,559,425

 Oil & Gas Drilling - 2.2%

   1,500,000

 NR/NR

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 1,500,000

   500,000

 B/B3

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

   533,750

   1,700,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

   1,763,750

   1,025,000

 B-/B3

 Offshore Group Investments, Ltd., 7.125%, 4/1/23 (144A)

   1,007,063

   1,900,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   2,037,750

   1,800,000

 B/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   1,872,000

 $ 8,714,313

 Oil & Gas Equipment & Services - 1.7%

   408,000(i)

 NR/NR

 DP Producer AS, 0.0%, 12/31/49 (144A)

 $ 8,160

   1,847,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

   1,939,350

   2,100,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   2,068,500

 –

   666,000(j)

 CCC/Caa2

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

   689,310

   2,000,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19 (144A)

   2,005,000

 $ 6,710,320

 Oil & Gas Exploration & Production - 11.7%

   1,200,000

 CCC+/Caa1

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

 $ 1,185,000

   775,000

 BB-/B1

 Berry Petroleum Co., 10.25%, 6/1/14

   817,625

   500,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   510,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Oil & Gas Exploration & Production (continued)

   1,830,000

 B-/B3

 Comstock Resources, Inc., 9.5%,

 6/15/20

   $1,976,400

   3,450,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   3,898,500

   1,407,909(d)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.125%, 12/15/17 (144A)

   1,436,067

   1,295,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

   1,333,850

   3,000,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

   2,955,000

   785,000

 CCC+/Caa1

 Halcon Resources Corp., 8.875%, 5/15/21

   761,450

   1,475,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%,

 7/15/20

   1,471,313

   900,000

 B-/Caa1

 Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21 (144A)

   866,250

   2,000,000

 CCC+/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   1,900,000

   950,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21 (144A)

   935,750

   2,000,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21 (144A)

   1,880,000

   1,050,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20 (144A)

   1,055,250

   2,400,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   2,484,000

 NOK

   2,000,000

 NR/NR

 Norwegian Energy Co., AS, 10.25%, 4/27/16

   331,019

 NOK

   5,000,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

   831,449

   2,750,000

 NR/NR

 PetroQuest Energy, Inc., 10.0%, 9/1/17 (144A)

   2,750,000

   1,110,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   1,140,525

   3,380,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   2,974,400

   2,200,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   2,238,500

   1,497,000

 B+/B2

 Rosetta Resources, Inc., 9.5%, 4/15/18

   1,616,760

   5,500,000

 B-/B3

 Samson Investment Co., 10.0%, 2/15/20 (144A)

   5,795,625

   2,770,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   2,631,500

 $ 45,776,233

 Oil & Gas Refining & Marketing - 1.4%

   3,000,000

 CCC/B3

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

 $ 2,985,000

   2,215,000

 BB+/Ba2

 Tesoro Corp., 9.75%, 6/1/19

   2,447,575

 $ 5,432,575

 Oil & Gas Storage & Transportation - 0.4%

   1,524,000(a)

 NR/NR

 Energy Transfer Partners LP, 3.292%, 11/1/66 (144A)

 $ 1,371,600

   350,000(c)

 BBB-/Baa2

 Enterprise Products Operating LLC, 8.375%, 8/1/66

   390,250

 $ 1,761,850

 Total Energy

 $ 77,954,716

 FOOD, BEVERAGE & TOBACCO - 6.7%

 Agricultural Products - 1.7%

   5,622,000

 B/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $ 5,818,770

   1,100,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   1,023,000

 $ 6,841,770

 Packaged Foods & Meats - 4.1%

   775,000

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

 $ 827,312

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Packaged Foods & Meats (continued)

   1,250,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   $1,118,750

   705,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21 (144A)

   738,488

   3,500,000

 B/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   3,771,250

   1,000,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   940,000

   500,000

 B/B2

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

   490,000

   3,400,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   3,383,000

   400,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   478,000

   4,000,000

 B/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   4,260,000

 $ 16,006,800

 Tobacco - 0.9%

   3,450,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $ 3,527,625

 Total Food, Beverage & Tobacco

 $ 26,376,195

 HEALTH CARE EQUIPMENT & SERVICES - 8.1%

 Health Care Equipment & Services - 2.0%

   4,000,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 3,680,000

   4,000,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   4,400,000

 $ 8,080,000

 Health Care Facilities - 1.1%

   3,475,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $ 3,561,875

   600,000

 CCC+/Caa1

 United Surgical Partners, 9.0%, 4/1/20

   648,000

 $ 4,209,875

 Health Care Services - 3.0%

   1,987,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $ 2,101,252

   2,527,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   2,602,810

 –

   3,925,000

 CC/Caa3

 Rural / Metro Corp., 10.125%, 7/15/19 (144A)

   3,325,000

   3,725,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

   3,836,750

 $ 11,865,812

 Health Care Supplies - 1.0%

   608,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $ 624,720

   3,000,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

   3,255,000

 $ 3,879,720

 Health Care Technology - 0.3%

   900,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 1,014,750

 IT Consulting & Other Services - 0.7%

   2,380,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20 (144A)

 $ 2,618,000

 Total Health Care Equipment & Services

 $ 31,668,157

 HOUSEHOLD & PERSONAL PRODUCTS - 0.6%

 Personal Products - 0.6%

   1,745,000

 B+/B2

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $ 1,710,100

   700,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

   724,500

 Total Household & Personal Products

 $ 2,434,600

 INSURANCE - 10.1%

 Insurance Brokers - 2.2%

   4,900,000

 CCC+/Caa2

 HUB International, Ltd., 8.125%, 10/15/18 (144A)

 $ 5,096,000

   1,000,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

   985,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Insurance Brokers (continued)

 GBP

   1,625,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

  $ 2,521,057

 $ 8,602,057

 Multi-Line Insurance - 1.6%

   3,075,000(c)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $ 4,689,375

   1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

   1,699,500

 $ 6,388,875

 Property & Casualty Insurance - 1.9%

   500,000(a)

 BB+/NR

 Blue Danube II, Ltd., 4.368%, 5/23/16 (144A)

 $ 497,200

   5,300,000

 BBB-/Baa3

 Hanover Insurance Corp., 7.625%, 10/15/25

   6,571,406

   265,000(c)(e)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49 (144A)

   273,403

 $ 7,342,009

 Reinsurance - 4.4%

   250,000(a)

 BB-/NR

 Atlas Reinsurance VII, Ltd., 8.144%, 1/7/16 (144A)

 $ 252,650

   400,000(a)

 NR/NR

 Caelus Re 2013, Ltd., 6.896%, 4/7/17 (144A)

   397,680

   500,000(a)

 BB-/NR

 Caelus Re, Ltd., 5.296%, 3/7/16 (144A)

   493,850

   250,000(a)

 NR/Ba2

 Combine Re, Ltd., 10.046%, 1/7/15 (144A)

   270,475

   1,000,000(a)

 NR/NR

 Combine Re, Ltd., 17.796%, 1/7/15 (144A)

   1,110,900

   250,000(a)

 BB-/NR

 Compass Re, Ltd., 10.296%, 1/8/15 (144A)

   257,600

   250,000(a)

 B+/NR

 Compass Re, Ltd., 11.296%, 1/8/15 (144A)

   257,725

   250,000(a)

 BB/NR

 East Lane Re V, Ltd., 9.046%, 3/16/16 (144A)

   268,275

   400,000(a)

 BB/NR

 East Lane Re, Ltd., 6.696%, 3/13/15 (144A)

   413,240

   350,000(c)

 BB-/NR

 Embarcadero Re, Ltd., 6.646%, 8/4/14 (144A)

   357,630

   250,000(c)

 BB-/NR

 Embarcadero Re, Ltd., 7.394%, 2/13/15 (144A)

   258,375

   350,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.046%,

 2/25/15

   357,910

   250,000(a)

 BB-/NR

 Ibis Re II, Ltd., 8.396%, 2/5/15 (144A)

   258,875

   400,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.546%, 2/5/15 (144A)

   413,600

   450,000(a)

 BB+/NR

 Kibou, Ltd., 5.296%, 2/16/15 (144A)

   467,910

   800,000(a)

 BB/NR

 Lodestone Re, Ltd., 7.296%, 1/8/14 (144A)

   800,160

   400,000(a)

 BB/NR

 Longpoint Re, Ltd. III, 4.046%, 5/18/16 (144A)

   398,320

   500,000(a)

 B/NR

 Mystic Re, Ltd., 12.046%, 3/12/15 (144A)

   530,200

   250,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.913%, 1/5/17 (144A)

   255,725

   250,000

 NR/NR

 Mythen Re, Ltd. Series 2013-1 Class B, 8.113%, 7/9/15 (144A)

   250,000

   600,000(a)

 NR/B2

 Mythen, Ltd., 11.105%, 5/7/15 (144A)

   643,260

   500,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.546%, 4/9/14 (144A)

   502,850

   250,000(a)

 B+/NR

 Queen Street V Re, Ltd., 8.546%, 4/9/15 (144A)

   257,650

   250,000(a)

 B/NR

 Queen Street VI Re, Ltd., 10.396%, 4/9/15 (144A)

   259,525

   250,000(a)

 B/NR

 Queen Street VII Capital, Ltd., 8.646%, 4/8/16 (144A)

   253,675

   725,000(a)

 B+/NR

 Residential Reinsurance 2011, Ltd., 8.796%, 6/6/15 (144A)

   753,348

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 8.946%, 12/6/15 (144A)

   252,825

   250,000(a)

 BB-/NR

 Residential Reinsurance 2011, Ltd., 9.046%, 6/6/15 (144A)

   256,925

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Reinsurance (continued)

   450,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.046%, 6/6/15 (144A)

   $468,405

   250,000(a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 13.296%, 12/6/15 (144A)

   260,800

   250,000(a)

 BB/NR

 Residential Reinsurance 2012, Ltd., 5.796%, 12/6/16 (144A)

   257,650

   250,000(a)

 BB/NR

 Residential Reinsurance 2012, Ltd., 8.046%, 6/6/16 (144A)

   273,550

   250,000(a)

 BB-/NR

 Residential Reinsurance 2012, Ltd., 10.046%, 6/6/16 (144A)

   269,250

   400,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.796%, 12/6/16 (144A)

   424,000

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.046%, 12/6/16 (144A)

   259,500

   400,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.046%, 6/6/16 (144A)

   428,080

   250,000(a)

 B-/NR

 Residential Reinsurance 2013, Ltd., 9.296%, 6/6/17 (144A)

   247,625

   500,000(a)

 BB/NR

 Sanders Re, Ltd., 4.046%, 5/5/17 (144A)

   494,750

   600,000(h)(k)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   634,140

   850,000(h)(k)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   834,700

   500,000(a)

 NR/NR

 Successor X, Ltd., 13.0%, 2/25/14 (144A)

   499,400

   250,000(a)

 NR/NR

 Successor X, Ltd., 16.546%, 1/27/15 (144A)

   255,125

   300,000(a)

 B+/NR

 Tar Heel Re, Ltd., 8.546%, 5/9/16 (144A)

   305,820

 $ 17,163,953

 Total Insurance

 $ 39,496,894

 MATERIALS - 18.6%

 Commodity Chemicals - 1.3%

   3,250,000

 BBB-/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 4,113,993

   1,100,000

 BB-/B1

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

   1,100,000

 $ 5,213,993

 Construction Materials - 0.8%

   3,000,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $ 3,232,500

 Diversified Chemicals - 0.8%

 EUR

   368,154

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $ 479,801

   1,597,000

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

   1,728,753

 EUR

   950,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

   989,292

 $ 3,197,846

 Diversified Metals & Mining - 2.3%

   2,000,000

 B/B3

 Global Brass and Copper, Inc., 9.5%, 6/1/19 (144A)

 $ 2,140,000

   3,000,000

 CCC/Caa2

 Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)

   2,190,000

   2,775,000

 B-/Caa1

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   2,192,250

   1,200,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

   1,164,000

   900,000

 B/B2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   765,000

   410,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   438,700

 $ 8,889,950

 Forest Products - 1.0%

   4,000,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $ 3,950,000

 Gold - 0.6%

   3,055,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 2,581,475

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Metal & Glass Containers - 1.7%

   1,869,730(d)

 CCC+/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 1,981,914

 EUR

   2,250,000

 CCC+/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   2,987,401

   1,450,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   1,587,750

 $ 6,557,065

 Paper Packaging - 2.0%

   2,000,000

 CCC+/Caa1

 Berry Plastics Corp., 9.5%, 5/15/18

 $ 2,175,000

   2,657,034(b)

 NR/NR

 Bio Pappel SAB de CV, 7.0%, 8/27/16

   2,597,251

   2,500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   2,675,000

   500,000

 BB-/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

   557,500

 $ 8,004,751

 Paper Products - 1.1%

   600,000

 CCC+/B3

 Appvion, Inc., 11.25%, 12/15/15 (144A)

 $ 666,000

   2,220,000

 CCC+/Caa2

 Exopack Holdings Corp., 10.0%, 6/1/18

   2,247,750

   776,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

   830,320

   595,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   606,900

 $ 4,350,970

 Specialty Chemicals - 0.6%

   2,600,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

    $2,483,000

 Steel - 6.3%

   2,450,000

 B/B3

 AM Castle & Co., 12.75%, 12/15/16

 $ 2,817,500

   1,200,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   1,164,000

   1,960,000

 B/Caa1

 Atkore International, Inc., 9.875%,

 1/1/18

   2,077,600

   2,400,000

 BBB-/Ba1

 CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)

   2,457,000

   4,660,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   3,588,200

   700,000

 B/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   646,009

   1,900,000

 NR/B3

 Metinvest BV, 8.75%, 2/14/18 (144A)

   1,767,000

   2,915,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   3,031,600

   2,000,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   1,940,000

   3,750,000

 CCC+/Caa2

 Ryerson, Inc., 9.0%, 10/15/17 (144A)

   3,806,250

   1,250,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

   1,295,312

 $ 24,590,471

 Total Materials

 $ 73,052,021

 MEDIA - 4.6%

 Advertising - 0.8%

   2,900,000

 B-/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $ 3,088,500

 Broadcasting - 1.3%

   1,000,000

 CCC+/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $ 1,010,000

   3,805,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   4,052,325

 $ 5,062,325

 Cable - 0.9%

 EUR

   1,200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 1,628,426

   1,500,000

 B-/Caa1

 Ono Finance II Plc, 10.875%, 7/15/19 (144A)

   1,560,000

 EUR

   350,000

 B-/Caa1

 Ono Finance II Plc, 11.125%, 7/15/19 (144A)

   473,819

 $ 3,662,245

 Movies & Entertainment - 0.9%

   2,765,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 3,131,363

   600,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   463,500

 $ 3,594,863

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Publishing - 0.7%

   400,000

 B-/B3

 Interactive Data Corp., 10.25%, 8/1/18

 $ 443,000

   2,200,000(g)

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

   2,183,500

 $ 2,626,500

 Total Media

 $ 18,034,433

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%

 Biotechnology - 1.3%

   1,400,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 1,529,500

   4,104,000

 B/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   3,621,780

 $ 5,151,280

 Pharmaceuticals - 0.5%

   2,020,000(f)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15

 $ 2,020,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 7,171,280

 REAL ESTATE - 0.4%

 Diversified REIT's - 0.4%

   1,500,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 1,496,250

 Total Real Estate

 $ 1,496,250

 RETAILING - 0.2%

 Speciality Stores - 0.2%

   685,000

 B-/B3

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $ 729,525

 Total Retailing

 $ 729,525

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%

 Semiconductor Equipment - 0.5%

   1,895,000

 B+/Caa1

 SunEdison, Inc., 7.75%, 4/1/19

 $ 1,795,512

 Semiconductors - 0.8%

   3,250,000

 B/NR

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $ 3,144,375

 CNH

   1,000,000

 NR/NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

   47,721

 $ 3,192,096

 Total Semiconductors & Semiconductor Equipment

 $ 4,987,608

 SOFTWARE & SERVICES - 3.0%

 Application Software - 0.2%

   955,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 974,100

 Data Processing & Outsourced Services - 1.5%

   1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 1,818,660

   650,000

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21 (144A)

   641,875

   1,783,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

   1,885,523

   1,650,000(d)

 CCC+/Caa1

 Igloo Holdings Corp., 8.25%, 12/15/17 (144A)

   1,683,000

 $ 6,029,058

 Systems Software - 1.3%

   5,173,143(d)(g)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 4,966,217

 Total Software & Services

 $ 11,969,375

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%

 Communications Equipment - 0.7%

   1,350,000(d)

 B-/Caa1

 CommScope Holding Co., Inc., 6.625%, 6/1/20 (144A)

 $ 1,289,250

   1,500,000

 CCC+/B3

 CPI International, Inc., 8.0%, 2/15/18

   1,545,000

 $ 2,834,250

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Electronic Equipment & Instruments - 0.1%

   350,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $ 369,250

 Total Technology Hardware & Equipment

 $ 3,203,500

 TELECOMMUNICATION SERVICES - 1.7%

 Alternative Carriers - 0.2%

   600,000

 NR/WR

 PAETEC Holding Corp., 9.875%,

 12/1/18

 $ 663,000

 Integrated Telecommunication Services - 1.2%

   3,539,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 3,543,424

   1,400,000

 BB-/Ba2

 Frontier Communications Corp., 7.625%, 4/15/24

   1,403,500

 $ 4,946,924

 Wireless Telecommunication Services - 0.3%

   400,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 $ 384,038

   725,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   824,687

 $ 1,208,725

 Total Telecommunication Services

 $ 6,818,649

 TRANSPORTATION - 3.1%

 Air Freight & Logistics - 0.2%

   720,000

 CCC-/Caa2

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $ 727,200

 Airlines - 0.2%

   500,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 410,000

   600,000

 B/B2

 United Continental Holdings, Inc., 6.375%, 6/1/18

   589,500

 $ 999,500

 Marine - 0.1%

   295,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

 $ 316,388

 Railroads - 0.3%

   1,116,919(d)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 1,172,765

 Trucking - 2.3%

   575,000

 BB-/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19

 $ 576,437

   3,500,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

   3,500,000

   1,375,000

 B+/B3

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   1,519,375

 –

   3,130,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

   3,317,800

 $ 8,913,612

 Total Transportation

 $ 12,129,465

 UTILITIES - 1.3%

 Electric Utilities - 0.6%

   310,000

 NR/Caa1

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

 $ 151,125

   885,000

 B-/NR

 Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc., 10.0%, 12/1/20 (144A)

   966,863

   1,000,000

 BBB-/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

   1,130,000

   350,000

 CCC/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   261,625

 $ 2,509,613

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Multi-Utilities - 0.7%

   3,017,321

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $ 2,715,589

 Total Utilities

 $ 5,225,202

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $416,762,089)

 $ 426,735,381

 CONVERTIBLE BONDS & NOTES -  6.0% of Net Assets

 CAPITAL GOODS - 0.8%

 Construction & Farm Machinery & Heavy Trucks - 0.8%

   2,625,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 $ 3,191,016

 Total Capital Goods

 $ 3,191,016

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   400,000

 BBB/NR

 Apollo Investment Corp., 5.75%,

 1/15/16

 $ 421,250

 Total Diversified Financials

 $ 421,250

 ENERGY - 1.3%

 Coal & Consumable Fuels - 0.4%

   1,905,000

 B/NR

 Massey Energy Co., 3.25%, 8/1/15

 $ 1,724,025

 Oil & Gas Drilling - 0.6%

   2,265,000(b)

 NR/NR

 Hercules Offshore, Inc., 0.0%, 6/1/38

 $ 2,250,844

 Oil & Gas Exploration & Production - 0.3%

   1,340,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%,

 5/15/37

 $ 1,262,112

 Total Energy

 $ 5,236,981

 HEALTH CARE EQUIPMENT & SERVICES - 1.1%

 Health Care Equipment & Services - 0.8%

   2,837,000(b)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 3,161,482

 Health Care Facilities - 0.2%

   780,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $ 843,375

 Health Care Services - 0.1%

   361,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 371,830

 Total Health Care Equipment & Services

 $ 4,376,687

 MATERIALS - 0.9%

 Diversified Chemicals - 0.9%

   4,000,000(j)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 3,372,500

 Total Materials

 $ 3,372,500

 MEDIA - 0.5%

 Movies & Entertainment - 0.5%

   1,832,000

 B-/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 1,851,465

 Total Media

 $ 1,851,465

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   750,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 368,437

   397,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

   101,235

 Total Semiconductors & Semiconductor Equipment

 $ 469,672

 TELECOMMUNICATION SERVICES - 1.2%

 Alternative Carriers - 1.2%

   3,025,000

 B/B2

 Tw Telecom, Inc., 2.375%, 4/1/26

 $ 4,562,078

 Total Telecommunication Services

 $ 4,562,078

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $18,668,054)

 $ 23,481,649

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Ratings  (unaudited)

 Value

 Alternative Carriers (continued)

 SOVEREIGN DEBT OBLIGATIONS -  0.8% of Net Assets

 Argentina - 0.3%

   1,200,000

 B-/Caa1

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 $ 1,194,000

 Russia - 0.5%

   1,728,400(b)

 BBB/Baa1

 Russian Government International Bond, 7.5%, 3/31/30

 $ 2,024,389

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $2,427,718)

 $ 3,218,389

 TAX EXEMPT OBLIGATIONS -  4.4% of Net Assets

 Indiana - 0.4%

   1,650,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

 $ 1,648,878

 New Jersey - 1.2%

   4,525,000 (c)

 B/B2

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

 $ 4,527,986

 New York - 0.9%

   3,475,000

 BB/B2

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

 $ 3,509,264

 North Carolina - 1.9%

   1,670,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 $ 1,671,720

   6,300,000

 NR/NR

 Charlotte Special Facilities Revenue, 5.6%, 7/1/27

   5,893,524

 $ 7,565,244

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $13,021,529)

 $ 17,251,372

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION -  0.5% of Net Assets

   3,300,000(c)(g)

 NR/NR

 Non-Profit Preferred Funding Trust I, 6.75%, 9/15/37 (144A)

 $ 1,853,346

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost  $3,293,554)

 $ 1,853,346

 Shares

 Value

 COMMON STOCKS -  2.6% of Net Assets

 CAPITAL GOODS - 0.2%

 Building Products - 0.2%

   894(g)(h)(l)

 Panolam Holdings Co.

 $ 715,200

 Total Capital Goods

 $ 715,200

 ENERGY - 0.1%

 Oil & Gas Drilling - 0.1%

   13,045(l)

 Rowan Companies, Plc, Class A

 $ 444,443

 Oil & Gas Exploration & Production - 0.0%+

 NOK

   1(l)

 Norse Energy Corp., ASA

 $ –

 Total Energy

 $ 444,443

 MATERIALS - 0.6%

 Diversified Metals & Mining - 0.6%

   3,402

 Freeport-McMoRan Copper & Gold, Inc. Class B

 $ 93,929

   36,284

 Lyondell Basell Industries NV, Class A

   2,404,178

 $ 2,498,107

 Total Materials

 $ 2,498,107

 Shares

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

   17,818

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $ 698,466

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 698,466

 SOFTWARE & SERVICES - 0.0%+

 Systems Software - 0.0%+

   10,942(g)(l)

 Perseus Holding Corp.

 $ 27,355

 Total Software & Services

 $ 27,355

 TRANSPORTATION - 1.5%

 Air Frieght & Logistics - 0.7%

 –

   3,266(l)

 CEVA Holdings LLC

 $ 2,835,974

 Airlines - 0.5%

   97,564(l)

 Delta Air Lines, Inc.

 $ 1,825,423

 Marine - 0.3%

   877,784(g)(l)

 Horizon Lines, Inc., Class A

 $ 1,185,008

 Total Transportation

 $ 5,846,405

 TOTAL COMMON STOCKS

 (Cost  $9,567,929)

 $ 10,229,976

 CONVERTIBLE PREFERRED STOCK -  0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

   1,880(e)

 Bank of America Corp., 7.25

 $ 2,087,740

 Total Diversified Financials

 $ 2,087,740

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost  $1,383,242)

 $ 2,087,740

 PREFERRED STOCKS -  2.8% of Net Assets

 BANKS - 0.8%

 Diversified Banks - 0.8%

   3,000(c)(e)(l)

 AgStar Financial Services ACA, 6.75

 $ 2,952,000

 Total Banks

 $ 2,952,000

 DIVERSIFIED FINANCIALS - 0.9%

 Other Diversified Financial Services - 0.9%

   132,750(c)

 GMAC Capital Trust I, 8.125

 $ 3,458,138

 Total Diversified Financials

 $ 3,458,138

 ENERGY - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

   33,350(c)

 NuStar Logistics LP, 7.625

 $ 873,770

 Total Energy

 $ 873,770

 INSURANCE - 0.8%

 Reinsurance - 0.8%

   1,200,000(h)(l)

 Altair Re, 0.0

 $ 1,228,200

   8,500(h)(l)

 Lorenz Re, Ltd., 0.0

   860,115

   950,000(h)(l)

 Pangaea Re, 0.0

   962,160

 $ 3,050,475

 Total Insurance

 $ 3,050,475

 SOFTWARE & SERVICES - 0.1%

 Data Processing & Outsourced Services - 0.1%

   5,745(g)(l)

 Perseus Holding Corp., 14.0

 $ 473,962

 Total Software & Services

 $ 473,962

 TOTAL PREFERRED STOCKS

 (Cost  $10,156,174)

 $ 10,808,345

 Shares

 Value

 RIGHTS/WARRANTS -  0.0%+ of Net Assets

 AUTOMOBILES & COMPONENTS - 0.0%+

 Auto Parts & Equipment - 0.0%+

   344(l)

 Lear Corp., Expires 11/9/14

 $ 39,990

 Total Automobiles & Components

 $ 39,990

 ENERGY - 0.0%

 Oil & Gas Equipment & Services - 0.0%+

   650(g)(l)

 Green Field Energy Services, Inc., Expires 11/15/21 (144A)

 $ 39,000

 Oil & Gas Exploration & Production - 0.0%+

 –

   131,057(l)

 Norse Energy Corp., ASA, Expires 6/16/15

 $ 431

 Total Energy

 $ 39,431

 TOTAL RIGHTS/WARRANTS

 (Cost  $42,352)

 $ 79,421

 Principal

 Amount

 Value

 TEMPORARY CASH INVESTMENTS - 3.4% - of Net Assets

 REPURCHASE AGREEMENT: 3.4%

   13,250,000

 Bank of Nova Scotia, .15%, dated 7/1/13, repurchase price of $13,250,000 plus accrued interest on 7/1/13 collateralized by $13,515,169 Freddie Mac Giant, 4.0%, 1/1/42.

 $ 13,250,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $13,250,000)

 $ 13,250,000

 TOTAL INVESTMENTS IN SECURITIES - 136.9%

 (Cost - $517,419,930) (m) (n)

   537,863,369

 OTHER ASSETS AND LIABILITIES -1.5%

 $ 5,935,525

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (38.4)%

 $ (151,004,745)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 392,794,149

 Notional

 Principal

 Swap Counterparty/Referenced Obligation

 Unrealized

 Gain

   5,000,000

 JPMorgan Chase & Co., MARKIT CDX.NA.HY19., 5.0%, 12/20/2017

 $ 264,235

   2,000,000

 JPMorgan Chase & Co., Goodyear Tire & Rubber Co., 5.0%, 12/20/2017

   150,564

 TOTAL CREDIT DEFAULT SWAP AGREEMENTS

 (Cost $(111,875))

 $ 414,799

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2013, the value of these securities amounted to $249,930,940, or 63.6% of total net assets applicable to common shareowners.

 †

 Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at June 30, 2013.

 (a)

 Floating rate note.  The rate shown is the coupon rate at June 30, 2013.

 (b)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at June 30, 2013.

 (c)

 The interest rate is subject to change periodically. The interest is shown is the rate at June 30, 2013.

 (d)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (e)

 Security is perpetual in nature and has no stated maturity date.

 (f)

 Security is in default and is non income producing.

 (g)

Indicates a security that has been deemed as illiquid.  As of June 30, 2013 the aggregate cost of illiquid securities in the Trust's portfolio was $18,536,993.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $13,739,300 represented 3.5% of total net assets applicable to common shareowners.

 (h)

 Security is valued using fair value methods.

 (i)

 The company is scheduled for approval of a reorganization plan.

 (j)

 Security is priced as a unit.

 (k)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (l)

 Non-income producing.

 (m)

 At June 30, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $519,752,793 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $ 42,684,279

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

   (24,573,703)

 Net unrealized gain

 $ 18,110,576

 For financial reporting purposes net unrealized gain on investments was

 $20,858,242 and cost of investments aggregated  $520,508,052.

 (n)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 79.1

 %

 Cayman Islands

 3.9

 Canada

 3.3

 Luxembourg

 3.0

 Netherlands

 2.1

 Ireland

 1.6

 United Kingdom

 1.2

 Other (individually less than 1%)

 5.8

 100.0

 %

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 CNH

 -

 New Chinese Yuan

 GBP

 -

 Great British Pound

 NOK

  -

 Norwegian Krone

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3. See Notes to Financial Statements - Note 1A

 The following is a summary of the inputs used as of June 30, 2013, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
6,002,915

$
–

$
6,002,915

 Collateralized Mortgage Obligations

–

3,371,511

–

3,371,511

 Senior Secured Floating Rate Loan Interests

–

19,493,324

–

19,493,324

 Tax Exempt Obligations

–

17,251,372

–

17,251,372

 Corporate Bonds & Notes

 Other Diversified Financial Services

–

1,088,178

1,697,587

2,785,765

 Reinsurance

–

14,496,223

1,468,840

15,965,063

     All Other

–

407,984,553

–

407,984,553

 Convertible Bonds & Notes

–

23,481,649

–

23,481,649

 Municipal Collateralized Debt Obligation

–

1,853,346

–

1,853,346

 Sovereign Debt Obligations

–

3,218,389

–

3,218,389

 Common Stocks

 Air Frieght & Logistics

–

2,835,974

–

2,835,974

 Building Products

–

–

715,200

715,200

 Systems Software

–

27,355

–

27,355

     All Other

6,651,447

–

–

6,651,447

 Convertible Preferred Stock:

2,087,740

–

–

2,087,740

 Preferred Stocks

 Reinsurance

–

–

3,050,475

3,050,475

 Data Processing & Outsourced Services

–

473,962

–

473,962

     All Other

7,283,908

–

–

7,283,908

 Rights/Warrants:

79,421

–

–

79,421

 Temporary Cash Investments

 Repurchase Agreement

–

13,250,000

–

13,250,000

 Total

$
16,102,516

$
514,828,751

$
6,932,102

$
537,863,369

 Other Financial Instruments

 Forward Foreign Currency Contracts

$
–

$
(3,872
)

$
–

$
(3,872
)

 Credit Default Swap Agreements

–

414,799

–

414,799

 Total Other Financial Instruments

$
–

$
410,927

$
–

$
410,927

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 3/31/13

 Realized

 gain

 (loss)

 Change in

 Unrealized appreciation

 (depreciation)(1)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers

 in to

 Level 3*

 Transfers

 out of

 Level 3*

 Balance

 as of

 6/30/13

 Corporate Bonds & Notes

 Other Diversified Financial Services

1,772,245

–

(75,120
)

–

–

462

–

–

1,697,587

 Reinsurance

–

–

–

–

–

–

1,468,840

–

1,468,840

 Common Stocks

 Building Products

522,096

–

193,104

–

–

–

–

–

715,200

 Preferred Stocks

 Reinsurance

–

–

50,475

3,000,000

–

–

–

–

3,050,475

 Total

$
2,294,341

$
–

$
168,459

$
3,000,000

$
-

$
462

$
1,468,840

$
–

$
6,932,102

  *   Transfers are calculated on the end of period value

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 06/30/13

 Currency

 Net Contracts to

 Receive/(Deliver)

 In Exchange

 for US$

 Settlement

 Date

 US$ Value

 Net

 Unrealized

 (Loss)

 GBP

(886,000
)

$
(1,341,581
)

 03/28/14

$
(1,345,453
)

$
(3,872
)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2013

* Print the name and title of each signing officer under his or her signature.